Management of Financial Risks - Exchange rates (Details)	12 Months Ended
	Dec. 31, 2022 € / $	Dec. 31, 2021 € / $	Dec. 31, 2020
Foreign exchange risk
Closing rate	1.072650	1.13260
NIS
Foreign exchange risk
Closing rate	3.78240	3.51590	3.92758
Average rate	3.53440	3.82077	3.92330
AUD
Foreign exchange risk
Closing rate	1.57630	1.56150	1.58636
Average rate	1.51430	1.57494	1.65548
USD
Foreign exchange risk
Closing rate	1.07270	1.13260	1.22239
Average rate	1.05170	1.18274	1.15189